united states
securities and exchange commission
washington, d.c. 20549

form n-csr

certified shareholder report of registered management
investment companies

Investment Company Act file number 811-22638

Arrow Investments Trust

(Exact name of registrant as specified in charter)

6100 Chevy Chase Drive, Suite 100, Laurel, MD 20707

(Address of principal executive offices) (Zip code)

James Ash, Gemini Fund Services, LLC.

80 Arkay Drive, Suite 110 , Hauppauge, NY 11788

(Name and address of agent for service)

Registrant's telephone number, including area code: 631-470-2619

Date of fiscal year end: 7/31

Date of reporting period: 1/31/15

Item 1. Reports to Stockholders.

Arrow DWA Tactical ETF

DWAT

Semi-Annual Report
January 31, 2015

1-877-277-6933
1-877-ARROW-FD
www.ArrowShares.com

Arrow DWA Tactical ETF
PORTFOLIO REVIEW (Unaudited)
January 31, 2015

The Fund’s performance figures* for the period ended January 31, 2015, as compared to its benchmarks:

Since Inception**
January 31, 2015
Arrow DWA Tactical ETF - NAV	5.89%
Arrow DWA Tactical ETF - Market Price	5.78%
Barclays Aggregate Bond Index	3.42%
S&P 500 Total Return Index	3.14%

*	The Fund’s per share net asset value or “NAV” is the value of one share of the Fund as calculated in accordance with the standard formula for valuing mutual fund shares. The NAV return is based on the NAV of the Fund and the market return is based on the market price per share of the Fund. The price used to calculate market return (“Market Price”) is determined by using the midpoint between the highest bid and the lowest offer on the primary stock exchange on which shares of the Fund are listed for trading, as of the time that the Fund’s NAV is calculated. Since shares of the Fund did not trade in the secondary market until after the Fund’s inception, for the period from inception to the first day of secondary market trading shares of the Fund (9/30/2014), the NAV of the Fund is used as a proxy for the Market Price to calculate market returns. Market and NAV returns assume that dividends and capital gain distributions have been reinvested in the Fund at Market Price and NAV, respectively.

**	Inception date is October 1, 2014.

The Barclays Aggregate Bond Index is commonly used as a benchmark by both passive and active investors to measure portfolio performance relative to the U.S. dollar-denominated investment grade fixed-rate taxable bond market. It is also an informational measure of broad market returns commonly applied to fixed income instruments. The index contains approximately 8,200 fixed income issues and is valued at around $15 trillion, representing 43% of the total U.S. bond market.

The S&P 500 Total Return Index is a widely accepted, unmanaged index of U.S. stock market performance which does not take into account charges, fees and other expenses.

The Fund’s Top Asset Classes are as follows:

Asset Class	% of Net Assets
Equity Funds	99.4%
Other, Cash & Cash Equivalents	0.6%
100.0%

Please refer to the Portfolio of Investments in this Semi-Annual report for a detailed analysis of the Fund’s Holdings.

1

Arrow DWA Tactical ETF
PORTFOLIO OF INVESTMENTS (Unaudited)
January 31, 2015

Shares		Value
	EXCHANGE TRADED FUNDS - 99.4%
	EQUITY FUNDS - 99.4%
25,386	Financial Select Sector SPDR Fund	$584,132
12,070	First Trust Large-Cap Core AlphaDEX Fund	538,201
12,493	Health Care Select Sector SPDR Fund	865,390
6,414	iShares Cohen & Steers REIT ETF	665,966
43,849	PowerShares High Yield Equity Dividend Achievers Portfolio	578,368
6,296	SPDR Dow Jones REIT ETF	609,831
15,156	Technology Select Sector SPDR Fund	604,725
5,739	Vanguard Growth ETF	589,969
7,000	Vanguard Value ETF	567,210
7,913	WisdomTree Total Dividend Fund	574,167
	TOTAL EXCHANGE TRADED FUNDS (Cost $6,026,199)	6,177,959

	TOTAL INVESTMENTS - 99.4% (Cost $6,026,199) (a)	$6,177,959
	OTHER ASSETS LESS LIABILTIES - 0.6%	37,685
	NET ASSETS - 100.0%	$6,215,644

(a)	Represents cost for financial reporting purposes. Aggregate cost for federal tax purposes is $6,026,199 and differs from value by net unrealized appreciation (depreciation) of securities as follows:

Unrealized Appreciation:	$185,613
Unrealized Depreciation	(33,853)
Net Unrealized Appreciation:	$151,760

See accompanying notes to financial statements.

2

Arrow DWA Tactical ETF
STATEMENT OF ASSETS AND LIABILITIES (Unaudited)
January 31, 2015

ASSETS
Investment securities:
At cost	$6,026,199
At value	$6,177,959
Cash	53,019
Due from Adviser	1,930
TOTAL ASSETS	6,232,908

LIABILITIES
Fees payable to other affiliates	618
Accrued expenses and other liabilities	16,646
TOTAL LIABILITIES	17,264
NET ASSETS	$6,215,644

Net Assets Consist Of:
Paid in capital	$6,072,123
Undistributed net investment loss	(5,294)
Accumulated net realized loss from investment transactions	(2,945)
Net unrealized appreciation of investment transactions	151,760
NET ASSETS	$6,215,644

Net Asset Value Per Share:
Net Assets	$6,215,644
Shares of beneficial interest outstanding ($0 par value, unlimited shares authorized)	600,000
Net asset value (Net Assets ÷ Shares Outstanding)	$10.36

See accompanying notes to financial statements.

3

Arrow DWA Tactical ETF
STATEMENT OF OPERATIONS (Unaudited)
For the Period Ended January 31, 2015*

INVESTMENT INCOME
Dividends	$32,771
Interest	2
TOTAL INVESTMENT INCOME	32,773

EXPENSES
Investment advisory fees	13,265
Audit fees	4,630
Printing and postage expenses	3,343
Trustees fees and expenses	2,340
Legal fees	2,209
Custodian fees	1,414
Administrative services fees	663
Insurance expense	334
Professional fees	295
Other expenses	4,012
TOTAL EXPENSES	32,505

Less: Fees waived/reimbursed by the Adviser	(14,088)
NET EXPENSES	18,417

NET INVESTMENT INCOME	14,356

REALIZED AND UNREALIZED GAIN(LOSS) ON INVESTMENTS
Net realized loss on investments	(2,945)
Net change in unrealized appreciation on investments	151,760
NET REALIZED AND UNREALIZED GAIN ON INVESTMENTS	148,815

NET INCREASE IN NET ASSETS RESULTING FROM OPERATIONS	$163,171

*	The Arrow DWA Tactical ETF commenced operations on September 30, 2014.

See accompanying notes to financial statements.

4

Arrow DWA Tactical ETF
STATEMENTS OF CHANGES IN NET ASSETS

Period Ended
January 31, 2015 (a)
(Unaudited)
FROM OPERATIONS
Net investment income	$14,356
Net realized loss on investments	(2,945)
Net change in unrealized appreciation on investments	151,760
Net increase in net assets resulting from operations	163,171

DISTRIBUTIONS TO SHAREHOLDERS
From net investment income	(19,650)
Net decrease in net assets resulting from distributions to shareholders	(19,650)

FROM SHARES OF BENEFICIAL INTEREST
Proceeds from shares sold	6,072,123
Net increase in net assets resulting from shares of beneficial interest	6,072,123

TOTAL INCREASE IN NET ASSETS	6,215,644

NET ASSETS
Beginning of Period	—
End of Period*	$6,215,644
*Includes undistributed net investment loss of:	$(5,294)

SHARE ACTIVITY
Shares Sold	600,000
Net increase in shares of beneficial interest outstanding	600,000

(a)	The Arrow DWA Tactical ETF commenced operations on September 30, 2014.

See accompanying notes to financial statements.

5

Arrow DWA Tactical ETF
FINANCIAL HIGHLIGHTS

Per Share Data and Ratios for a Share of Beneficial Interest Outstanding Throughout each Period

	For the Period
	Ended
	January 31, 2015 (1)
	(Unaudited)
Net asset value, beginning of period	$10.00
Activity from investment operations:
Net investment income (2)	0.04
Net realized and unrealized gain on investments	0.36
Total from investment operations	0.40
Less distributions from:
Net investment income	(0.04)
Total distributions	(0.04)

Net asset value, end of period	$10.36
Total return (4)(6)(7)(8)	3.98%
Net assets, at end of period (000s)	$6,216

Ratio of gross expenses to average net assets	2.47	% (3)
Ratio of net expenses to average net assets	1.40	% (3)
Ratio of net investment income to average net assets	1.09	% (3)
Portfolio Turnover Rate (5)	21	% (4)

(1)	The Arrow DWA Tactical ETF shares commenced operations on September 30, 2014.

(2)	Per share amounts calculated using the average shares method, which more appropriately presents the per share data for the period.

(3)	Annualized.

(4)	Not Annualized.

(5)	Portfolio turnover rate excludes portfolio securities received or delivered as a result of processing capital share transactions in Creation Units.

(6)	Total return is calculated assuming a purchase of shares at net asset value on the first day and a sale at net asset value on the last day of the period. Distributions are assumed, for the purpose of this calculation, to be reinvested at the ex-divdend date net asset value per share on their respective payment dates. Broker commission charges are not included in this calculation.

(7)	Represents total return based on net asset values per share from commencement of investment operations on September 30, 2014 through January 31, 2015. Total return based on net asset values per share from commencement of trading on the NYSE Arca on October 1, 2014 to January 31, 2015 was 5.89%.

(8)	Includes adjustments in accordance with accounting principles generally accepted in the United States and, consequently, the net asset value for financial reporting purposes and the returns based upon those net asset values may differ from the net asset values and returns for shareholder transactions.

See accompanying notes to financial statements.

6

ARROW DWA TACTICAL ETF
NOTES TO FINANCIAL STATEMENTS (Unaudited)
January 31, 2015

1.	ORGANIZATION

The Arrow DWA Tactical ETF (the “Fund”) is a non-diversified series of Arrow Investments Trust, a statutory trust organized under the laws of the State of Delaware on August 29, 2011, and is registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as an open-end management investment company. The Fund’s investment objective is to seek long-term capital appreciation with preservation as a secondary objective. The investment objective is non-fundamental. The Fund commenced operation on September 30, 2014.

2.	SIGNIFICANT ACCOUNTING POLICIES

The following is a summary of significant accounting policies followed by the Fund in preparation of its financial statements. These policies are in conformity with accounting principles generally accepted in the United States of America (“GAAP”). The preparation of financial statements requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of income and expenses for the period. Actual results could differ from those estimates.

Securities valuation – Securities listed on an exchange are valued at the last reported sale price at the close of the regular trading session of the exchange on the business day the value is being determined, or in the case of securities listed on NASDAQ at the NASDAQ Official Closing Price (“NOCP”). In the absence of a sale such securities shall be valued at the last bid price on the day of valuation. Debt securities (other than short-term obligations) are valued each day by an independent pricing service approved by the Board of Trustees (the “Board”) using methods which include current market quotations from a major market maker in the securities and based on methods which include the consideration of yields or prices of securities of comparable quality, coupon, maturity and type. Investments valued in currencies other than the U.S. dollar are converted to U.S. dollars using exchange rates obtained from pricing services. If market quotations are not readily available or if the Advisor believes the market quotations are not reflective of market value, securities will be valued at their fair value as determined in good faith by the Trust’s Fair Value Committee and in accordance with the Trust’s Portfolio Securities Valuation Procedures (the “Procedures”). The Board will review the fair value method in use for securities requiring a fair value determination at least quarterly. The Procedures consider, among others, the following factors to determine a security’s fair value: the nature and pricing history (if any) of the security; whether any dealer quotations for the security are available; and possible valuation methodologies that could be used to determine the fair value of the security. Fair value may also be used by the Board if extraordinary events occur after the close of the relevant world market but prior to the NYSE close. Short-term debt obligations having 60 days or less remaining until maturity, at time of purchase, may be valued at amortized cost.

7

ARROW DWA TACTICAL ETF
NOTES TO FINANCIAL STATEMENTS (Unaudited)(Continued)
January 31, 2015

The Fund utilizes various methods to measure the fair value of all of its investments on a recurring basis. GAAP establishes a hierarchy that prioritizes inputs to valuation methods. The three levels of input are:

Level 1 – Unadjusted quoted prices in active markets for identical assets and liabilities that the Fund has the ability to access.

Level 2 – Observable inputs other than quoted prices included in Level 1 that are observable for the asset or liability, either directly or indirectly. These inputs may include quoted prices for the identical instrument in an inactive market, prices for similar instruments, interest rates, prepayment speeds, credit risk, yield curves, default rates and similar data.

Level 3 – Unobservable inputs for the asset or liability, to the extent relevant observable inputs are not available, representing the Fund’s own assumptions about the assumptions a market participant would use in valuing the asset or liability, and would be based on the best information available.

The availability of observable inputs can vary from security to security and is affected by a wide variety of factors, including, for example, the type of security, whether the security is new and not yet established in the marketplace, the liquidity of markets, and other characteristics particular to the security. To the extent that valuation is based on models or inputs that are less observable or unobservable in the market, the determination of fair value requires more judgment. Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3.

The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the level in the fair value hierarchy within which the fair value measurement falls in its entirety, is determined based on the lowest level input that is significant to the fair value measurement in its entirety.

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. The following tables summarize the inputs used as of January 31, 2015 for the Fund’s assets measured at fair value:

Arrow DWA Tactical ETF

Assets *	Level 1	Level 2	Level 3	Total
Exchange Traded Funds	$6,177,959	$—	$—	$6,177,959
Total	$6,177,959	$—	$—	$6,177,959

There were no transfers into or out of Level 1 and Level 2 during the current period presented. It is the Fund’s policy to record transfers into or out of Level 1 and Level 2 at the end of the reporting period.

The Fund did not hold any Level 2 or Level 3 securities during the period.

*	See Portfolio of Investments for industry classification.
8

ARROW DWA TACTICAL ETF
NOTES TO FINANCIAL STATEMENTS (Unaudited)(Continued)
January 31, 2015

Security transactions and related income – Security transactions are accounted for on the trade date. Interest income is recognized on an accrual basis. Discounts are accreted and premiums are amortized on securities purchased over the lives of the respective securities. Dividend income is recorded on the ex-dividend date. Realized gains or losses from sales of securities are determined by comparing the identified cost of the security lot sold with the net sales proceeds.

Dividends and distributions to shareholders – Dividends from net investment income, if any, are declared and paid monthly. Distributable net realized capital gains, if any, are declared and distributed annually. Dividends from net investment income and distributions from net realized gains are determined in accordance with federal income tax regulations, which may differ from GAAP. These “book/tax” differences are considered either temporary (e.g., deferred losses) or permanent in nature. To the extent these differences are permanent in nature, such amounts are reclassified within the composition of net assets based on their federal tax-basis treatment; temporary differences do not require reclassification. Dividends and distributions to shareholders are recorded on ex-dividend date.

Federal Income Taxes – The Fund intends to continue to comply with the requirements of the Internal Revenue Code applicable to regulated investment companies and to distribute all of its taxable income to its shareholders. Therefore, no provision for federal income tax is required. The Fund recognizes the tax benefits of uncertain tax positions only where the position is “more likely than not” to be sustained assuming examination by tax authorities. Management has analyzed the Fund’s tax positions, and has concluded that no liability for unrecognized tax benefits should be recorded related to uncertain tax positions taken in the Fund’s 2015 tax returns or expected to be taken in the Fund’s 2015 tax returns. The Fund identified its major tax jurisdictions as U.S. Federal and foreign jurisdictions where the Fund makes significant investments. The Fund is not aware of any tax positions for which it is reasonably possible that the total amounts of unrecognized tax benefits will change materially in the next twelve months.

Indemnification – The Trust indemnifies its officers and Trustees for certain liabilities that may arise from the performance of their duties to the Trust. Additionally, in the normal course of business, the Fund enters into contracts that contain a variety of representations and warranties and which provide general indemnities. The Fund’s maximum exposure under these arrangements is unknown, as this would involve future claims that may be made against the Fund that have not yet occurred. However, based on experience, the risk of loss due to these warranties and indemnities appears to be remote.

3.	INVESTMENT TRANSACTIONS

For the period ended January 31, 2015, cost of purchases and proceeds from sales of portfolio securities (excluding in-kind transactions and short-term investments), amounted to $820,975 and $816,239 respectively.

For the period ended January 31, 2015, cost of purchases and proceeds from sales of portfolio securities for in-kind transactions, amounted to $6,021,463 and $0, respectively.

9

ARROW DWA TACTICAL ETF
NOTES TO FINANCIAL STATEMENTS (Unaudited)(Continued)
January 31, 2015

4.	INVESTMENT ADVISORY AGREEMENT / TRANSACTIONS WITH AFFILIATES

The business activities of the Fund are overseen by the Board, which is responsible for the overall management of the Fund. Arrow Investment Advisors, LLC serves as the Fund’s Investment Adviser (the “Adviser”) pursuant to an Investment Advisory Agreement with the Trust (the “Advisory Agreement”). The Trust has entered into a Global Custody Agreement with Brown Brothers Harriman & Co. to serve as Custodian and to act as transfer and shareholder services agent. The Trust has also entered into an Underwriting Agreement with Northern Lights Distributors, LLC to serve as the principal underwriter and distributor for the Trust.

Pursuant to the Advisory Agreement, the Adviser, under the oversight of the Board, directs the daily operations of the Fund and supervises the performance of administrative and professional services provided by others. As compensation for its services and the related expenses borne by the Adviser, the Fund pays the Adviser a fee, computed and accrued daily and paid monthly, at an annual rate of 1.00% of the Fund’s average daily net assets.

Pursuant to a written contract (the “Waiver Agreement”), the Advisor has agreed, at least until November 30, 2015 to waive a portion of its advisory fee and has agreed to reimburse the Fund for other expenses to the extent necessary so that total expenses incurred (exclusive of any front-end or contingent deferred sales loads, taxes, leverage interest, brokerage commissions, expenses incurred in connection with any merger or reorganization, dividend expense on securities sold short, underlying fund fees and expenses and extraordinary expenses such as litigation ) will not exceed 1.40%.

The amounts will herein be referred to as the “expense limitation.”

If the Advisor waives any fee or reimburses any expenses pursuant to the Waiver agreement, and the Fund’s operating expenses are subsequently lower than its expense limitation, the Advisor, on a rolling three year period, shall be entitled to reimbursement by the Fund provided that such reimbursement does not cause the Fund’s operating expense to exceed the limitation. If the Fund’s operating expenses subsequently exceed the expense limitation, the reimbursements for the Fund shall be suspended. For the period ended January 31, 2015, the advisor waived fees and reimbursed expenses in the amount of $14,088.

The Advisor may seek reimbursement only for expenses waived or paid by it during the three fiscal years prior to such reimbursement; provided, however, that such expenses may only be reimbursed to the extent they were waived or paid after the effective date of the Waiver Agreement (or any similar agreement). The Board may terminate this expense reimbursement arrangement at any time.

The Trust, with respect to the Fund, has adopted a distribution and service plan (“Plan”) pursuant to Rule 12b-1 under the 1940 Act. Under the Plan, the Fund is authorized to pay distribution fees to the distributor and other firms that provide distribution and shareholder services (“Service Providers”). If a Service Provider provides these services, the Fund may pay fees at an annual rate not to exceed 0.25% of average daily net assets, pursuant to Rule 12b-1 under the 1940 Act.

10

ARROW DWA TACTICAL ETF
NOTES TO FINANCIAL STATEMENTS (Unaudited)(Continued)
January 31, 2015

No distribution or service fees are currently paid by the Fund and there are no current plans to impose these fees. In the event Rule 12b-1 fees were charged, over time they would increase the cost of an investment in the Fund.

5.	CAPITAL SHARE TRANSACTIONS

Shares are not individually redeemable and may be redeemed by the Fund at NAV only in large blocks known as “Creation Units.” Shares are created and redeemed by the Fund only in Creation Unit size aggregations of 100,000 shares. Only Authorized Participants are permitted to purchase or redeem Creation Units from the Fund. An Authorized Participant is either (i) a broker-dealer or other participant in the clearing process through the Continuous Net Settlement System of the National Securities Clearing Corporation or (ii) a DTC participant and, in each case, must have executed a Participant Agreement with the Distributor. Such transactions are generally permitted on an in-kind basis, with a balancing cash component to equate the transaction to the NAV per share of the Fund on the transaction date. Cash may be substituted equivalent to the value of certain securities generally when they are not available in sufficient quantity for delivery, not eligible for trading by the Authorized Participant or as a result of other market circumstances. In addition, the Fund may impose transaction fees on purchases and redemptions of Fund shares to cover the custodial and other costs incurred by the Fund in effecting trades. A fixed fee payable to the Custodian may be imposed on each creation and redemption transaction regardless of the number of Creation Units involved in the transaction (“Fixed Fee”). Purchases and redemptions of Creation Units for cash or involving cash-in-lieu are required to pay an additional variable charge to compensate the Fund and its ongoing shareholders for brokerage and market impact expenses relating to Creation Unit transactions (“Variable Charge,” and together with the Fixed Fee, the “Transaction Fees”). Transactions in capital shares for the Fund are disclosed in the Statements of Changes in Net Assets.

The Transaction Fees for the Fund are listed in the table below:

	Fixed Fee	Variable Charge
Fund	$500	2.00%*

*   The maximum Transaction Fee may be up to 2.00% of the amount invested.

6.	SUBSEQUENT EVENTS

The Fund is required to recognize in the financial statement the effects of all subsequent events that provide additional evidence about conditions that existed at the date of the Statement of Assets and Liabilities. For non-recognized subsequent events that must be disclosed to keep the financial statement from being misleading, the Fund is required to disclose the nature of the event as well as an estimate of its financial effect, or a statement that such an estimate cannot be made. Management has evaluated subsequent events through the issuance of these financial statements and has noted no such events.

11

Arrow DWA Tactical ETF
EXPENSE EXAMPLES (Unaudited)
January 31, 2015

As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, including brokerage commissions on purchases and sales of Fund shares; (2) ongoing costs, including management fees and other Fund expenses. This example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period from October 1, 2014 through January 31, 2015.

Actual Expenses

The “Actual” expenses line in the table below provides information about actual account values and actual expenses. You may use the information below, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the table under the heading entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes

The “Hypothetical” line in the table below provides information about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balances or expenses you paid for the period. You may use this information to compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as brokerage commissions paid on purchases and sales of Fund shares. Therefore, the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

	Beginning	Ending	Expenses Paid	Expense Ratio
	Account Value	Account Value	During Period*	During Period**
	10/1/14	1/31/15	10/1/14 – 1/31/15	10/1/14 – 1/31/15
Actual	$1,000.00	$1,039.80	$4.77	1.40%

Hypothetical
(5% return before expenses)	$1,000.00	$1,018.15	$7.12	1.40%

*	“Actual” expense information for the Fund is for the period from October 1, 2014 to January 31, 2015. Actual expenses are equal to the Fund’s annualized net expense ratio multiplied by 122/365 (to reflect the period from October 1, 2014 to January 31, 2015). “Hypothetical” expense information for the Fund is presented on the basis of the full one-half year period to enable comparison to other funds. It is based on assuming the same net expense ratio and average account value over the period, but it is multiplied by 184/365 (to reflect the full half-year period).

**	Annualized.
12

Arrow DWAT Tactical ETF
SUPPLEMENTAL INFORMATION (Unaudited)
January 31, 2015

Consideration of Proposed Investment Advisory Agreements between the Trust, on behalf of the Arrow Global Enhanced High Yield Bond ETF, Arrow Balanced ETF, Arrow Tactical ETF and Arrow Tactical Yield ETF (the “Funds”) and Arrow Investment Advisors, LLC

In connection with the September 11, 2013 meeting of the Board of Trustees (the “Board” or the “Trustees”) of Arrow Investments Trust (the “Trust”), including a majority of the Trustees who are not interested persons as that term is defined in the Investment Company Act of 1940, as revised, the Board discussed the approval of the advisory agreement between Arrow Investment Advisors, LLC (the “Adviser”) and the Trust (the “Advisory Agreement”) with respect to the Arrow Global Enhanced High Yield Bond ETF (“Global ETF”), and the proposed Investment Advisory Agreement between the Adviser and the Trust, on behalf of the Arrow Balanced ETF (“Balanced ETF”), Arrow Tactical ETF (“Tactical ETF”) and Arrow Tactical Yield ETF (“Tactical Yield ETF”) (collectively and individually referred to as the “Funds”) (the “Advisory Agreements”). In considering the renewal of the Advisory Agreement, the Board received materials specifically relating to the Advisory Agreement.

Nature, Extent and Quality of Services. The Board examined the nature, extent and quality of the services to be provided by the Adviser to the Funds. The Board reviewed a copy of the Adviser’s Form ADV. The Trustees considered a presentation given by the Adviser regarding each Funds’ investment strategy, and considered their past experience with the Adviser as adviser to the other Funds in the Trust. The Trustees discussed the nature of the Adviser’s operations, the quality of the Adviser’s compliance infrastructure, and both the experience of and recent changes to its fund management personnel. The Trustees noted that the Adviser continues to reinvest in the business of the Trust, as evidenced by the launch of the Funds, despite some loss in assets. After further discussion, the Trustees agreed that the Adviser has the ability to meet the Board’s expectations.

Fees and Expenses. The Trustees reviewed information regarding comparative fees charged by the Adviser to other accounts managed by the Adviser, as well as fees charged by advisers to a peer group of funds. With respect to Global ETF, they noted that the Adviser proposed a 0.60% unitary fee. They noted the fee was slightly higher than the average fee charged by peer group funds (0.56%), but when considered in light of the unitary fee structure as compared to its peer group expense ratio (0.73%) it compared very favorably. With respect to Tactical Yield ETF, Balanced ETF and Tactical ETF, they noted the Adviser proposed a 1.00% advisory fee with an estimated expense ratio of 1.10%. The Trustees considered that the advisory fee is slightly higher than the peer group average (0.90%, 0.98%, 0.99%, respectively), but noted that the expense ratios of the respective peer groups were higher than the estimate for each of the Funds (1.11%, 1.35%, 1.39%, respectively). They further considered that the Adviser has agreed to implement an expense cap at 1.40% for Tactical Yield ETF, Balanced ETF and Tactical ETF. The Trustees noted that the slightly higher management fee for each Funds could be attributed to the comparatively more dynamic strategy of each Funds as compared to a typical ETF. The Trustees concluded that the proposed fees were reasonable.

Performance. Because the Funds had not yet commenced operations, the Trustees could not consider its investment performance of the Funds at this time. However, the Board considered the Adviser’s past performance in connection with the existing series of the Trust. The Trustees noted favorably

13

Arrow DWAT Tactical ETF
SUPPLEMENTAL INFORMATION (Unaudited)(Continued)
January 31, 2015

the Adviser’s past performance with respect to the existing series of the Trust. The Board concluded that the Adviser has potential to deliver favorable performance.

Economies of Scale. The Board considered whether there will be economies of scale in respect of the management of the Funds. The Board again noted the Adviser had proposed a unitary fee for Global ETF and an expense cap for the other Funds, each of which would benefit shareholders. The Board considered the Adviser’s expectation for growth in the initial two year term of the Advisory Agreements and agreed that the absence of breakpoints was acceptable at this time. However, the Board noted they would revisit the matter as assets in the Funds grow.

Profitability. The Trustees discussed the Adviser’s projections for profit in connection with the management of the Funds. The Board discussed the Adviser’s assessment of the ETF marketplace, and noted the Adviser does not expect to earn a profit from its relationship with any of the Funds during the initial term of the Advisory Agreements. The Trustees concluded that it is unlikely the adviser will be excessively profitable prior to the first renewal.

Conclusion. During the Board’s deliberations, it was noted that the Board did not identify any single piece of information that was all-important or controlling with respect to the Advisory Agreement for the Funds. Based on the Board’s deliberations and its evaluation of the information described above, the Board, including all of the Independent Trustees, unanimously approved the Advisory Agreement for the Funds.

14

PRIVACY NOTICE

Arrow Investments Trust

FACTS	WHAT DOES ARROW INVESTMENTS TRUST DO WITH YOUR PERSONAL INFORMATION?

Why?	Financial companies choose how they share your personal information. Federal law gives consumers the right to limit some, but not all sharing. Federal law also requires us to tell you how we collect, share, and protect your personal information. Please read this notice carefully to understand what we do.

What?

The types of personal information we collect and share depends on the product or service that you have with us. This information can include:

●         Social Security number and wire transfer instructions

●         account transactions and transaction history

●         investment experience and purchase history

When you are no longer our customer, we continue to share your information as described in this notice.

How?	All financial companies need to share customers’ personal information to run their everyday business. In the section below, we list the reasons financial companies can share their customers’ personal information; the reasons Arrow Investments Trust chooses to share; and whether you can limit this sharing.

Reasons we can share your personal information:	Does Arrow Investments Trust share information?	Can you limit this sharing?
For our everyday business purposes - such as to process your transactions, maintain your account(s), respond to court orders and legal investigations, or report to credit bureaus.	YES	NO
For our marketing purposes - to offer our products and services to you.	NO	We don’t share
For joint marketing with other financial companies.	NO	We don’t share
For our affiliates’ everyday business purposes - information about your transactions and records.	NO	We don’t share
For our affiliates’ everyday business purposes - information about your credit worthiness.	NO	We don’t share
For nonaffiliates to market to you	NO	We don’t share

QUESTIONS?	Call 1-877-277-6933
15

PRIVACY NOTICE

Arrow Investments Trust

What we do:
How does Arrow Investments Trust protect my personal information?

To protect your personal information from unauthorized access and use, we use security measures that comply with federal law. These measures include computer safeguards and secured files and buildings.

Our service providers are held accountable for adhering to strict policies and procedures to prevent any misuse of your nonpublic personal information.

How does Arrow Investments Trust collect my personal information?

We collect your personal information, for example, when you

●     open an account or deposit money

●     direct us to buy securities or direct us to sell your securities

●     seek advice about your investments

We also collect your personal information from others, such as credit bureaus, affiliates, or other companies.

Why can’t I limit all sharing?

Federal law gives you the right to limit only:

●     sharing for affiliates’ everyday business purposes – information about your creditworthiness.

●     affiliates from using your information to market to you.

●     sharing for nonaffiliates to market to you.

State laws and individual companies may give you additional rights to limit sharing.

Definitions
Affiliates	Companies related by common ownership or control. They can be financial and nonfinancial companies. ● Arrow Investments Trust does not share with our affiliates.
Nonaffiliates	Companies not related by common ownership or control. They can be financial and nonfinancial companies. ● Arrow Investments Trust does not share with nonaffiliates so they can market to you.
Joint marketing	A formal agreement between nonaffiliated financial companies that together market financial products or services to you. ● Arrow Investments Trust does not jointly market.
16

PROXY VOTING POLICY

Information regarding how the Fund voted proxies relating to portfolio securities for the most recent twelve-month period ended June 30 as well as a description of the policies and procedures that the Fund uses to determine how to vote proxies is available without charge, upon request, by calling 1-877-277-6933 or by referring to the Securities and Exchange Commission’s (“SEC”) website at http://www.sec.gov.

PORTFOLIO HOLDINGS

The Fund files its complete schedules of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q. Form N-Q is available on the SEC’s website at http://www.sec.gov and may be reviewed and copied at the SEC’s Public Reference Room in Washington, DC (1-800-SEC-0330). The information on Form N-Q is available without charge, upon request, by calling 1-877-277-6933.

INVESTMENT ADVISOR
Arrow Investment Advisors, LLC
6100 Chevy Chase Drive
Suite 100
Laurel, MD 20707

ADMINISTRATOR
Gemini Fund Services, LLC
80 Arkay Drive, Suite 110
Hauppauge, NY 11788

Item 2. Code of Ethics. Not applicable.

Item 3. Audit Committee Financial Expert. Not applicable.

Item 4. Principal Accountant Fees and Services. Not applicable.

Item 5. Audit Committee of Listed Companies. Not applicable to open-end investment companies.

Item 6. Schedule of Investments. Schedule of investments in securities of unaffiliated issuers is included under Item 1.

Item 7. Disclosure of Proxy Voting Policies and Procedures for Closed-End Funds. Not applicable to open-end investment companies.

Item 8. Portfolio Managers of Closed-End Management Investment Companies. Not applicable to open-end investment companies.

Item 9. Purchases of Equity Securities by Closed-End Funds. Not applicable to open-end investment companies.

Item 10. Submission of Matters to a Vote of Security Holders. None

Item 11. Controls and Procedures.

(a) Based on an evaluation of the Registrant’s disclosure controls and procedures as of a date within 90 days of filing date of this Form N-CSR, the principal executive officer and principal financial officer of the Registrant have concluded that the disclosure controls and procedures of the Registrant are reasonably designed to ensure that the information required in filings on Form N-CSR is recorded, processed, summarized, and reported by the filing date, including that information required to be disclosed is accumulated and communicated to the Registrant’s management, including the Registrant’s principal executive officer and principal financial officer, as appropriate to allow timely decisions regarding required disclosure.

(b) There were no significant changes in the Registrant’s internal control over financial reporting that occurred during the Registrant’s last fiscal half-year that have materially affected, or are reasonably likely to materially affect, the Registrant’s internal control over financial reporting.

Item 12. Exhibits.

(a)(1) Not applicable.

(a)(2) Certifications required by Section 302 of the Sarbanes-Oxley Act of 2002 (and Item 11(a)(2) of Form N-CSR) are filed herewith.

(a)(3) Not applicable for open-end investment companies.

(b) Certifications required by Section 906 of the Sarbanes-Oxley Act of 2002 (and Item 11(b) of Form N-CSR) are filed herewith.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant) Arrow Investments Trust

By (Signature and Title)

/s/Joseph Barrato

Joseph Barrato, President

Date 4/10/15

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)

/s/ Joseph Barrato

Joseph Barrato , President

Date 4/10/15

By (Signature and Title)

/s/ Sam Singh

Sam Singh, Treasurer

Date 4/10/15